Securities Purchase Agreement (Tables)	12 Months Ended
Dec. 31, 2012
Securities Purchase Agreement [Abstract]
Fair values of derivative liabilities
The estimated fair values of the Derivative Liabilities as of December 31, 2011 are summarized as follows (in thousands):

	Fair Value Measurements at
	December 31, 2012	December 31, 2011
Embedded Derivatives of Series C-1[2] Stock (including dividends paid in Series C-1[2]Stock)	$—	$3,628
Embedded Derivatives of accrued dividends payable in Series C-1[2] Stock	—	52
Series D-1[2] Warrants	—	2,539
Series C-2[2] Warrants for:
Series C-2[2] Stock	—	3,785
Series D-2[2] Warrants	—	5,266
	$—	$15,270

Embedded Derivatives
The Embedded Derivatives were valued at December 31, 2011 using a binomial option pricing model, based on the value of the Series C-1[2] Stock with and without embedded derivative features, with the following assumptions:

	December 31, 2012	December 31, 2011
Closing price per share of Common Stock	$—	$0.27
Conversion price per share	$—	$0.60
Volatility	—	88.0%
Risk-free interest rate	—	0.83%
Credit spread	—	20.9%
Remaining expected lives of underlying securities (years)	0	5.0

Series D1 warrants using binomial option pricing
The Series D-1[2] Warrants were valued at December 31, 2011 using a binomial option pricing model with the following assumptions:

	December 31, 2012	December 31, 2011
Closing price per share of Common Stock	$—	$0.27
Conversion price per share	$—	$0.60
Volatility	—	67.5%
Risk-free interest rate	—	0.28%
Remaining expected lives of underlying securities (years)	0	2.2
Probability of Strategic Transaction	—	70%

Series C2 warrants using binomial option pricing
The portion of the Series C-2[2] Warrants that represent the rights to purchase Series C-2[2] Stock were valued at December 31, 2011 using a binomial option pricing model, discounted for the lack of dividends until the Series C-2[2] Warrants are exercised, with the following assumptions:

	December 31, 2012	December 31, 2011
Closing price per share of Common Stock	$—	$0.27
Conversion price per share	$—	$0.60
Volatility	—	88.0%
Risk-free interest rate	—	0.83%
Credit spread	—	20.9%
Remaining expected lives of underlying securities (years)	0	5.0
Time to Exercise (months)	0	24